Earnings Per Common Share (EPS)	6 Months Ended
Jun. 30, 2021
Earnings Per Common Share (EPS)
Earnings Per Common Share (EPS)

3.    Earnings Per Common Share (EPS)

Basic EPS is calculated using net loss divided by the weighted average of common shares outstanding. Diluted EPS is calculated similarly to Basic EPS except that the weighted average number of common shares outstanding is increased to include the number of additional common shares that would have been outstanding if the potential dilutive common shares, such as those shares subject to options, had been issued. The options and restricted stock units disclosed in Note 4 have been excluded from the computation because of their antidilutive effect.

Shares used in the calculation of diluted EPS are summarized below:

	Three Months Ended
	Jun 30, 2021	Jun 30, 2020
Weighted average common shares outstanding	1,977,959	1,976,354
Dilutive effect of stock options and restricted stock units	—	—
Weighted average common and common equivalent shares outstanding	1,977,959	1,976,354

	Six Months Ended
	Jun 30, 2021	Jun 30, 2020
Weighted average common shares outstanding	1,977,368	1,976,354
Dilutive effect of stock options and restricted stock units	—	—
Weighted average common and common equivalent shares outstanding	1,977,368	1,976,354

If the Company was in a net income position for the three and six months ended June 30, 2021, 13,500 options with a weighted average exercise price of $6.18 would have been included as part of the computation of common share equivalents as the options would have been dilutive, while 10,000 options with a weighted average exercise price of $11.50 would have remained excluded because these options were anti-dilutive.

If the Company was in a net income position for the three and six months ended June 30, 2021, 87,110 restricted stock units would have been included as part of the computation of common share equivalents as the restricted stock units would have been dilutive.

If the Company was in a net income position for the three and six months ended June 30, 2020, all 21,500 options outstanding with a weighted average exercise price of $7.38 would have remained excluded from the computation of common share equivalents as the options were anti-dilutive.